Document and Entity Information	Mar. 26, 2021
Cover [Abstract]
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001795250
Document Type	8-K
Document Period End Date	Mar. 26, 2021
Entity Registrant Name	MADISON SQUARE GARDEN ENTERTAINMENT CORP.
Entity Incorporation State Country Code	DE
Entity File Number	1-39245
Entity Tax Identification Number	84-3755666
Entity Address, Address Line One	Two Pennsylvania Plaza
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10121
City Area Code	(212)
Local Phone Number	465-6000
Written Communications	true
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock
Trading Symbol	MSGE
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	true